Group Balance Sheet - ZAR (R) R in Millions	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Non-current assets
Property, plant and equipment1	R 91,857	R 47,633	R 40,848
Intangible assets	0	6	19
Goodwill	2,578	0	0
Restricted cash and investments	7,660	7,015	6,494
Investments in associates	378	197	165
Deferred tax assets1	1,121	126	156
Other non-current assets	459	360	344
Derivative financial assets	1,571	236	453
Total non-current assets1	105,624	55,573	48,479
Current assets
Inventories	4,875	3,825	3,603
Restricted cash and investments	50	46	39
Trade and other receivables	5,997	4,002	2,604
Derivative financial assets	820	332	558
Cash and cash equivalents	8,624	13,101	4,693
Total current assets	20,366	21,306	11,497
Total assets1	125,990	76,879	59,976
Share capital and reserves
Attributable to equity holders of the parent company1	75,094	46,942	39,481
Share capital and premium	32,934	32,934	32,934
Other reserves	3,884	717	5,602
Retained earnings1	38,276	13,291	945
Non-controlling interest	282	277	175
Total equity1	75,376	47,219	39,656
Non-current liabilities
Deferred tax liabilities1	10,575	4,172	2,678
Provision for environmental rehabilitation	6,897	6,098	5,155
Other provisions	175	196	526
Borrowings	0	1,894	1,785
Contingent consideration liabilities	1,881	976	850
Other non-current liabilities	417	276	276
Derivative financial liabilities	1,075	2,688	609
Streaming contract liabilities	5,281	0	0
Total non-current liabilities1	26,301	16,300	11,879
Current liabilities
Other provisions	77	65	19
Borrowings	9,476	59	9
Income tax payable1	874	72	152
Trade and other payables1	9,736	7,624	6,559
Contingent consideration liabilities	239	481	115
Derivative financial liabilities	3,456	5,059	1,502
Streaming contract liabilities	455	0	85
Total current liabilities1	24,313	13,360	8,441
Total equity and liabilities1	R 125,990	R 76,879	R 59,976